Other revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other Revenues
Noncontrolling interests without SEI	SFr 4	SFr (1)	SFr 0	SFr 3	SFr 0
Loans held-for-sale	(58)	(41)	5	(99)	(16)
Long-lived assets held-for-sale	3	(2)	6	1	10
Equity method investments	55	29	23	84	59
Other investments	131	199	223	330	451
Other	241	188	233	429	374
Other revenues	SFr 376	SFr 372	SFr 490	748	878
Bank
Other Revenues
Loans held-for-sale				(99)	(16)
Long-lived assets held-for-sale				1	10
Equity method investments				84	58
Other investments				332	451
Other				601	487
Other revenues				SFr 919	SFr 990